Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
As at January 1	$ 50,451	$ 44,207
Additions	23,334	7,892
Disposals	(999)	(4,952)
Exchange differences	1,388	3,304
As at December 31	74,174	50,451
Accumulated depreciation
As at January 1	26,281	23,352
Depreciation	6,842	5,943
Disposals	(929)	(4,867)
Exchange differences	705	1,853
As at December 31	32,899	26,281
Net book value	41,275	24,170
Buildings
Cost
As at January 1	2,372	2,212
Exchange differences	60	160
As at December 31	2,432	2,372
Accumulated depreciation
As at January 1	1,626	1,406
Depreciation	120	112
Exchange differences	42	108
As at December 31	1,788	1,626
Net book value	644	746
Leasehold improvements
Cost
As at January 1	16,346	17,022
Additions	452	269
Disposals	(275)	(3,103)
Transfers	916	1,014
Exchange differences	389	1,144
As at December 31	17,828	16,346
Accumulated depreciation
As at January 1	8,652	8,304
Depreciation	2,904	2,701
Disposals	(223)	(3,051)
Exchange differences	238	698
As at December 31	11,571	8,652
Net book value	6,257	7,694
Plant and equipment
Cost
As at January 1	5,643	4,474
Additions	24	59
Disposals	(19)	(3)
Transfers	197	789
Exchange differences	142	324
As at December 31	5,987	5,643
Accumulated depreciation
As at January 1	1,747	1,155
Depreciation	574	484
Disposals	(18)	(1)
Exchange differences	49	109
As at December 31	2,352	1,747
Net book value	3,635	3,896
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	23,040	19,571
Additions	3,189	2,993
Disposals	(705)	(1,846)
Transfers	1,849	913
Exchange differences	584	1,409
As at December 31	27,957	23,040
Accumulated depreciation
As at January 1	14,256	12,487
Depreciation	3,244	2,646
Disposals	(688)	(1,815)
Exchange differences	376	938
As at December 31	17,188	14,256
Net book value	10,769	8,784
Construction in progress
Cost
As at January 1	3,050	928
Additions	19,669	4,571
Transfers	(2,962)	(2,716)
Exchange differences	213	267
As at December 31	19,970	3,050
Accumulated depreciation
Net book value	$ 19,970	$ 3,050